LEASE - Carrying amount of lease liabilities and movement during the year (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Lease liabilities	¥ 8,369,262
New leases	54,109
Lease modification	(55,814)
Accretion of interest recognized during the year	466,796
Payments	(1,748,202)
Lease liabilities	7,086,151
Current portion	828,272	¥ 1,358,654
Non-current portion	¥ 6,257,879